UNIT-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule Of Units Granted

Restricted unit activity (number of units) under the Omnibus Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2011	962,281	$3.41
Vested	(215,308)	3.40
Granted	7,190	1.32
Returned/Cancelled	(87,385)	3.40

Outstanding at December 31, 2012	666,778	3.39
Vested	(370,363)	2.66
Granted	184,313	1.27
Returned/Cancelled	(144,177)	2.77

Outstanding at December 31, 2013	336,551	$3.29

Long Term Incentive Plan [Member]
Schedule Of Units Granted

Restricted unit activity (number of units) under the L-TIP Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2013	43,776	$2.87
Vested	(16,415)	2.87
Granted	—	—
Returned/Cancelled	(5,469)	2.87

Outstanding at March 31, 2014	21,892	2.87
Vested	(22,028)	2.44
Granted	103,278	2.44
Returned/Cancelled	—	—

Outstanding at June 30, 2014	103,142	$2.53

Restricted unit activity (number of units) under the L-TIP Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2011	149,869	$3.44
Vested	(56,025)	3.42
Granted	30,000	2.17
Returned/Cancelled	(28,930)	3.42

Outstanding at December 31, 2012	94,914	3.05
Vested	(61,273)	2.24
Granted	38,023	1.17
Returned/Cancelled	(27,888)	2.56

Outstanding at December 31, 2013	43,776	$2.87

2009 Omnibus Incentive Compensation Plan [Member]
Schedule Of Units Granted

Restricted unit activity (number of units) under the Omnibus Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2013	336,551	$3.29
Vested	(171,692)	3.33
Granted	—	—
Returned/Cancelled	(57,214)	3.33

Outstanding at March 31, 2014	107,645	3.20
Vested	(37,653)	2.44
Granted	346,403	2.44
Returned/Cancelled	(15,981)	3.44

Outstanding at June 30, 2014	400,414	$2.39